First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 46.2%
	Aerospace/Defense — 0.5%
$4,000,000	Howmet Aerospace, Inc.	6.88%	05/01/25	$4,038,836
25,000,000	Northrop Grumman Corp.	2.93%	01/15/25	24,717,960
				28,756,796
	Auto Manufacturers — 0.4%
7,000,000	Hyundai Capital America (a)	1.00%	09/17/24	6,957,925
4,383,000	Mercedes-Benz Finance North America LLC (a)	3.25%	08/01/24	4,383,000
10,000,000	Toyota Motor Credit Corp., Series B, SOFR + 0.29% (b)	5.66%	09/13/24	10,001,399
5,000,000	Volkswagen Group of America Finance LLC (a)	5.80%	09/12/25	5,033,707
				26,376,031
	Banks — 9.2%
6,004,000	Bank of America Corp. (c)	3.37%	01/23/26	5,944,154
4,300,000	Bank of America Corp. (c)	4.83%	07/22/26	4,279,400
20,000,000	Bank of America Corp. (c)	5.08%	01/20/27	20,017,258
10,716,000	Bank of America Corp. (c)	3.56%	04/23/27	10,451,131
8,964,000	Bank of America Corp. (c)	3.09%	10/01/25	8,926,596
25,000,000	Bank of America N.A.	5.65%	08/18/25	25,174,768
9,612,000	Bank of New York Mellon (The) Corp. (c)	5.22%	11/21/25	9,610,244
13,500,000	Bank of New York Mellon (The) Corp. (c)	5.15%	05/22/26	13,522,331
15,000,000	Bank of New York Mellon (The) Corp. (c)	4.41%	07/24/26	14,882,151
8,833,000	Bank of New York Mellon (The) Corp. (c)	4.95%	04/26/27	8,852,785
20,000,000	Fifth Third Bancorp	2.38%	01/28/25	19,689,509
9,210,000	Fifth Third Bank N.A. (c)	5.85%	10/27/25	9,213,732
20,000,000	Goldman Sachs Bank USA (c)	5.28%	03/18/27	20,084,880
12,500,000	Goldman Sachs Group (The), Inc., SOFR + 0.50% (b)	5.87%	09/10/24	12,500,724
4,000,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (b)	5.86%	10/21/24	4,000,586
15,000,000	Goldman Sachs Group (The), Inc.	5.70%	11/01/24	15,004,957
23,105,000	Huntington Bancshares, Inc.	2.63%	08/06/24	23,094,183
26,898,000	Huntington National Bank (The) (c)	5.70%	11/18/25	26,893,289
4,900,000	JPMorgan Chase & Co.	3.88%	09/10/24	4,891,453
30,000,000	JPMorgan Chase & Co. (c)	5.55%	12/15/25	30,014,814
5,000,000	JPMorgan Chase & Co. (c)	4.08%	04/26/26	4,954,625
10,000,000	JPMorgan Chase & Co. (c)	5.04%	01/23/28	10,046,508
15,000,000	JPMorgan Chase & Co. (c)	5.57%	04/22/28	15,283,349
250,000	JPMorgan Chase & Co. (c)	4.98%	07/22/28	251,329
12,515,000	Morgan Stanley	3.70%	10/23/24	12,461,251
15,000,000	Morgan Stanley, SOFR + 0.51% (b)	5.88%	01/22/25	15,006,802
10,000,000	Morgan Stanley (c)	5.65%	04/13/28	10,190,625
21,500,000	Morgan Stanley Bank N.A.	5.48%	07/16/25	21,557,850
15,000,000	Morgan Stanley Bank N.A. (c)	4.95%	01/14/28	15,036,278
4,000,000	Morgan Stanley Bank N.A. (c)	4.97%	07/14/28	4,019,696
15,325,000	PNC Financial Services Group (The), Inc. (c)	5.81%	06/12/26	15,391,347
10,000,000	PNC Financial Services Group (The), Inc. (c)	5.10%	07/23/27	10,035,245
8,000,000	PNC Financial Services Group (The), Inc. (c)	5.30%	01/21/28	8,074,615
19,762,000	PNC Financial Services Group (The), Inc. (c)	5.67%	10/28/25	19,765,209
566,000	State Street Corp. (c)	4.86%	01/26/26	564,916
18,000,000	State Street Corp. (c)	5.10%	05/18/26	17,997,523
10,000,000	US Bancorp (c)	2.22%	01/27/28	9,360,457
15,552,000	US Bank N.A.	2.80%	01/27/25	15,357,211
10,160,000	Wells Fargo & Co.	3.30%	09/09/24	10,131,639

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$15,000,000	Wells Fargo & Co. (c)	2.41%	10/30/25	$14,884,361
15,000,000	Wells Fargo & Co. (c)	5.71%	04/22/28	15,294,697
18,250,000	Wells Fargo Bank N.A.	5.55%	08/01/25	18,350,072
15,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	15,006,294
				566,070,844
	Beverages — 1.5%
27,106,000	Constellation Brands, Inc.	4.75%	11/15/24	27,040,126
15,000,000	Constellation Brands, Inc.	5.00%	02/02/26	15,000,669
19,529,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	18,629,025
10,000,000	Molson Coors Beverage Co.	3.00%	07/15/26	9,671,151
20,000,000	PepsiCo, Inc., SOFR Compounded Index + 0.40% (b)	5.76%	11/12/24	20,014,796
				90,355,767
	Biotechnology — 0.6%
30,000,000	Amgen, Inc.	5.25%	03/02/25	29,977,661
7,000,000	Amgen, Inc.	5.51%	03/02/26	7,000,100
				36,977,761
	Building Materials — 1.1%
31,000,000	CRH America, Inc. (a)	3.88%	05/18/25	30,586,196
4,000,000	Owens Corning	5.50%	06/15/27	4,078,787
32,515,000	Vulcan Materials Co.	4.50%	04/01/25	32,346,083
				67,011,066
	Chemicals — 0.5%
25,671,000	PPG Industries, Inc.	2.40%	08/15/24	25,634,541
3,140,000	Westlake Corp.	0.88%	08/15/24	3,133,896
				28,768,437
	Commercial Services — 1.0%
10,000,000	Ashtead Capital, Inc. (a)	4.38%	08/15/27	9,776,297
8,255,000	ERAC USA Finance LLC (a)	3.85%	11/15/24	8,216,920
25,000,000	Global Payments, Inc.	1.50%	11/15/24	24,697,543
5,010,000	Global Payments, Inc.	4.80%	04/01/26	4,990,873
16,381,000	Verisk Analytics, Inc.	4.00%	06/15/25	16,205,479
				63,887,112
	Computers — 0.2%
13,012,000	Dell International LLC / EMC Corp.	5.85%	07/15/25	13,066,959
	Diversified Financial Services — 1.9%
33,735,000	American Express Co. (c)	4.99%	05/01/26	33,648,739
6,956,000	American Express Co. (c)	6.34%	10/30/26	7,059,606
16,000,000	American Express Co. (c)	5.65%	04/23/27	16,184,271
7,222,000	American Express Co. (c)	5.10%	02/16/28	7,261,264
25,000,000	Intercontinental Exchange, Inc.	3.65%	05/23/25	24,679,675
27,500,000	Nasdaq, Inc.	5.65%	06/28/25	27,587,988
				116,421,543
	Electric — 3.1%
36,035,000	CenterPoint Energy, Inc.	2.50%	09/01/24	35,923,969
10,674,000	Cleveland Electric Illuminating Co. (The)	5.50%	08/15/24	10,671,770
25,000,000	DTE Energy Co.	4.22%	11/01/24	24,882,649
12,357,000	FirstEnergy Transmission LLC (a)	4.35%	01/15/25	12,269,989
435,000	Georgia Power Co.	5.00%	02/23/27	439,327

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$30,000,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/24	$29,948,895
10,000,000	Northern States Power Co.	7.13%	07/01/25	10,176,392
24,318,000	Trans-Allegheny Interstate Line Co. (a)	3.85%	06/01/25	23,990,641
8,775,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	8,638,433
22,500,000	Virginia Power Fuel Securitization LLC, Series A-1	5.09%	05/01/27	22,554,427
11,892,000	WEC Energy Group, Inc.	5.00%	09/27/25	11,883,323
				191,379,815
	Environmental Control — 1.1%
38,630,000	Republic Services, Inc.	2.50%	08/15/24	38,582,874
14,547,000	Republic Services, Inc.	3.20%	03/15/25	14,361,115
2,856,000	Veralto Corp. (a)	5.50%	09/18/26	2,882,524
12,296,000	Waste Management, Inc.	3.13%	03/01/25	12,144,613
				67,971,126
	Food — 2.4%
26,458,000	Campbell Soup Co.	3.95%	03/15/25	26,212,123
25,000,000	Campbell Soup Co.	5.20%	03/19/27	25,369,221
10,000,000	Conagra Brands, Inc.	4.60%	11/01/25	9,943,521
20,284,000	Conagra Brands, Inc.	5.30%	10/01/26	20,471,948
10,000,000	General Mills, Inc.	3.20%	02/10/27	9,632,657
13,215,000	J. M. Smucker (The) Co.	3.50%	03/15/25	13,054,950
25,219,000	McCormick & Co., Inc.	3.15%	08/15/24	25,194,382
18,725,000	Sysco Corp.	3.75%	10/01/25	18,448,281
				148,327,083
	Healthcare-Products — 3.0%
2,788,000	Alcon Finance Corp. (a)	2.75%	09/23/26	2,665,671
9,177,000	Baxter International, Inc.	1.32%	11/29/24	9,049,429
10,000,000	Baxter International, Inc., SOFR Compounded Index + 0.44% (b)	5.81%	11/29/24	9,999,513
30,209,000	GE HealthCare Technologies, Inc.	5.55%	11/15/24	30,198,602
10,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	10,060,088
5,000,000	GE HealthCare Technologies, Inc.	5.65%	11/15/27	5,126,364
25,000,000	Solventum Corp. (a)	5.45%	02/25/27	25,239,103
13,245,000	Stryker Corp.	1.15%	06/15/25	12,784,827
5,143,000	Stryker Corp.	3.38%	11/01/25	5,045,952
21,920,000	Thermo Fisher Scientific, Inc.	1.22%	10/18/24	21,722,074
30,000,000	Zimmer Biomet Holdings, Inc.	1.45%	11/22/24	29,610,314
22,174,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	21,890,337
				183,392,274
	Healthcare-Services — 3.5%
15,245,000	Aetna, Inc.	3.50%	11/15/24	15,150,464
32,000,000	Elevance Health, Inc.	3.50%	08/15/24	31,972,810
25,000,000	Elevance Health, Inc.	3.35%	12/01/24	24,817,553
11,669,000	Elevance Health, Inc.	2.38%	01/15/25	11,508,094
10,000,000	Elevance Health, Inc.	5.35%	10/15/25	10,032,127
16,667,000	Elevance Health, Inc.	4.90%	02/08/26	16,651,721
27,645,000	HCA, Inc.	5.38%	02/01/25	27,596,398
15,492,000	HCA, Inc.	5.88%	02/15/26	15,592,976
10,000,000	HCA, Inc.	5.38%	09/01/26	10,046,876
17,042,000	Humana, Inc.	3.85%	10/01/24	16,990,372
4,600,000	Humana, Inc.	4.50%	04/01/25	4,579,054

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$14,800,000	Humana, Inc.	5.70%	03/13/26	$14,800,376
15,000,000	UnitedHealth Group, Inc.	4.60%	04/15/27	15,044,744
				214,783,565
	Insurance — 0.9%
3,000,000	Aon North America, Inc.	5.13%	03/01/27	3,034,625
32,052,000	Brown & Brown, Inc.	4.20%	09/15/24	31,961,287
6,642,000	Marsh & McLennan Cos., Inc.	3.50%	03/10/25	6,573,617
7,000,000	Metropolitan Life Global Funding I, SOFR + 0.30% (a) (b)	5.67%	09/27/24	7,001,770
5,000,000	Principal Life Global Funding II, SOFR + 0.38% (a) (b)	5.75%	08/23/24	5,000,746
				53,572,045
	Internet — 0.2%
10,366,000	Netflix, Inc.	5.88%	02/15/25	10,410,118
	Lodging — 0.3%
21,292,000	Hyatt Hotels Corp.	5.38%	04/23/25	21,250,823
	Media — 0.7%
27,446,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	27,268,395
18,099,000	Comcast Corp.	5.25%	11/07/25	18,210,924
				45,479,319
	Miscellaneous Manufacturing — 0.1%
6,376,000	Parker-Hannifin Corp.	3.30%	11/21/24	6,330,532
	Packaging & Containers — 1.0%
16,842,000	Berry Global, Inc. (a)	4.88%	07/15/26	16,637,895
9,750,000	WRKCo, Inc.	3.00%	09/15/24	9,712,599
17,257,000	WRKCo, Inc.	3.75%	03/15/25	17,071,526
20,000,000	WRKCo, Inc.	4.65%	03/15/26	19,867,619
				63,289,639
	Pharmaceuticals — 4.0%
15,425,000	AbbVie, Inc.	2.60%	11/21/24	15,292,539
13,689,000	AbbVie, Inc.	3.80%	03/15/25	13,560,401
10,000,000	AbbVie, Inc.	3.60%	05/14/25	9,876,195
5,000,000	AbbVie, Inc.	4.80%	03/15/27	5,033,903
20,000,000	Becton Dickinson & Co.	3.73%	12/15/24	19,867,905
18,128,000	Cigna Group (The)	3.25%	04/15/25	17,862,809
20,020,000	Cigna Group (The)	4.50%	02/25/26	19,907,544
5,257,000	Cigna Group (The)	5.69%	03/15/26	5,257,947
19,489,000	CVS Health Corp.	3.38%	08/12/24	19,474,036
21,995,000	CVS Health Corp.	2.63%	08/15/24	21,968,519
25,000,000	CVS Health Corp.	3.88%	07/20/25	24,646,819
19,350,000	McKesson Corp.	5.25%	02/15/26	19,350,229
21,159,000	Zoetis, Inc.	4.50%	11/13/25	21,036,019
30,000,000	Zoetis, Inc.	5.40%	11/14/25	30,159,373
				243,294,238
	Pipelines — 2.3%
20,000,000	Energy Transfer, L.P.	4.05%	03/15/25	19,831,797
3,588,000	Energy Transfer, L.P.	5.75%	04/01/25	3,588,348
11,362,000	Energy Transfer, L.P.	2.90%	05/15/25	11,140,116
28,311,000	Enterprise Products Operating LLC	3.75%	02/15/25	28,088,956

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$35,223,000	Plains All American Pipeline, L.P. / PAA Finance Corp.	3.60%	11/01/24	$35,034,367
19,034,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	19,022,262
25,000,000	Spectra Energy Partners, L.P.	3.50%	03/15/25	24,728,474
2,970,000	Williams Cos. (The), Inc.	4.00%	09/15/25	2,933,529
				144,367,849
	Real Estate Investment Trusts — 0.2%
15,621,000	Crown Castle, Inc.	1.35%	07/15/25	15,051,221
	Retail — 0.3%
17,476,000	AutoZone, Inc.	3.63%	04/15/25	17,278,888
	Semiconductors — 0.1%
5,820,000	Microchip Technology, Inc.	0.98%	09/01/24	5,794,140
1,727,000	Qorvo, Inc.	1.75%	12/15/24	1,698,932
				7,493,072
	Software — 4.4%
14,795,000	Autodesk, Inc.	4.38%	06/15/25	14,685,940
14,267,000	Autodesk, Inc.	3.50%	06/15/27	13,817,599
11,963,000	Cadence Design Systems, Inc.	4.38%	10/15/24	11,931,921
21,210,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	21,074,017
10,000,000	Fidelity National Information Services, Inc.	1.15%	03/01/26	9,441,922
30,000,000	Fiserv, Inc.	3.85%	06/01/25	29,641,996
13,573,000	Infor, Inc. (a)	1.75%	07/15/25	13,073,581
25,119,000	Oracle Corp.	2.95%	11/15/24	24,933,032
22,798,000	Oracle Corp.	2.95%	05/15/25	22,392,897
17,000,000	Oracle Corp.	5.80%	11/10/25	17,179,736
20,000,000	Oracle Corp.	2.65%	07/15/26	19,191,340
11,996,000	Roper Technologies, Inc.	2.35%	09/15/24	11,941,739
20,178,000	VMware LLC	1.00%	08/15/24	20,139,617
30,000,000	VMware LLC	4.50%	05/15/25	29,786,241
10,000,000	VMware LLC	4.65%	05/15/27	9,954,760
				269,186,338
	Telecommunications — 1.2%
30,000,000	T-Mobile USA, Inc.	3.50%	04/15/25	29,582,688
26,200,000	Verizon Communications, Inc.	3.50%	11/01/24	26,063,797
10,000,000	Verizon Communications, Inc.	3.38%	02/15/25	9,913,235
10,000,000	Verizon Communications, Inc.	2.63%	08/15/26	9,618,691
				75,178,411
	Transportation — 0.3%
17,620,000	CSX Corp.	3.40%	08/01/24	17,620,000
	Water — 0.2%
12,898,000	American Water Capital Corp.	3.40%	03/01/25	12,753,274
	Total Corporate Bonds and Notes			2,846,101,946
	(Cost $2,838,131,849)

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 28.3%
	Aerospace/Defense — 0.6%
$15,000,000	L3Harris Technologies, Inc.	5.63%	08/05/24	$14,990,784
22,000,000	L3Harris Technologies, Inc.	5.64%	09/11/24	21,861,984
				36,852,768
	Auto Manufacturers — 2.2%
20,000,000	American Honda Finance Corp.	5.62%	08/07/24	19,981,667
12,000,000	American Honda Finance Corp.	5.65%	08/19/24	11,966,772
20,000,000	American Honda Finance Corp.	5.72%	09/09/24	19,878,778
30,000,000	General Motors Financial Co., Inc.	5.52%	08/01/24	30,000,000
15,000,000	VW Credit, Inc.	5.68%	08/02/24	14,997,674
10,000,000	VW Credit, Inc.	5.70%	08/13/24	9,981,350
10,000,000	VW Credit, Inc.	5.65%	08/14/24	9,979,960
20,000,000	VW Credit, Inc.	5.63%	08/26/24	19,923,447
				136,709,648
	Banks — 3.8%
25,000,000	Australia & New Zealand Banking Group Ltd.	5.55%	12/04/24	24,535,085
25,000,000	Australia & New Zealand Banking Group Ltd.	5.53%	12/17/24	25,000,000
25,000,000	Commonwealth Bank of Australia	5.55%	02/18/25	24,999,427
25,000,000	Macquarie Bank Ltd.	5.57%	03/18/25	25,000,000
15,000,000	Royal Bank of Canada	5.57%	03/03/25	15,000,000
10,000,000	Skandinaviska Enskilda Banken AB	5.57%	03/06/25	10,000,000
25,000,000	Skandinaviska Enskilda Banken AB	5.69%	04/30/25	25,000,000
15,000,000	Svenska Handelsbanken AB	5.54%	11/04/24	15,000,000
15,000,000	Toronto-Dominion Bank (The)	5.56%	02/13/25	15,000,000
15,000,000	Toronto-Dominion Bank (The)	5.60%	03/12/25	15,000,000
25,000,000	Toronto-Dominion Bank (The)	5.67%	04/22/25	25,000,000
15,000,000	Westpac Banking Corp.	5.56%	03/07/25	15,000,000
				234,534,512
	Beverages — 1.8%
7,700,000	Bacardi-Martini B.V.	5.97%	08/22/24	7,673,711
16,000,000	Constellation Brands, Inc.	5.76%	08/06/24	15,987,421
13,500,000	Constellation Brands, Inc.	5.77%	08/09/24	13,482,991
14,500,000	Constellation Brands, Inc.	5.68%	08/16/24	14,465,804
11,000,000	Constellation Brands, Inc.	5.78%	08/23/24	10,961,916
20,000,000	Keurig Dr Pepper, Inc.	5.59%	08/16/24	19,954,285
30,000,000	Keurig Dr Pepper, Inc.	5.62%	08/19/24	29,917,374
				112,443,502
	Building Materials — 0.8%
10,900,000	CRH America Finance, Inc.	5.66%	08/20/24	10,868,039
20,000,000	CRH America Finance, Inc.	5.67%	08/23/24	19,932,048
20,000,000	Vulcan Materials Co.	5.58%	08/01/24	20,000,000
				50,800,087
	Chemicals — 1.5%
50,975,000	FMC Corp.	6.00%-6.05%	08/01/24	50,975,000
23,000,000	Nutrien Ltd.	5.62%	08/19/24	22,936,585
20,000,000	Nutrien Ltd.	5.62%	08/23/24	19,932,716
				93,844,301

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Commercial Services — 0.4%
$24,700,000	Global Payments, Inc.	5.96%	08/01/24	$24,700,000
	Diversified Financial Services — 1.1%
20,000,000	Intercontinental Exchange, Inc.	5.64%	08/01/24	20,000,000
10,000,000	Intercontinental Exchange, Inc.	5.61%	08/08/24	9,989,283
20,000,000	Intercontinental Exchange, Inc.	5.58%	08/14/24	19,960,458
16,500,000	Intercontinental Exchange, Inc.	5.61%	08/16/24	16,462,130
				66,411,871
	Electric — 0.6%
35,000,000	Southern California Edison Co.	5.59%	08/01/24	35,000,000
	Electronics — 2.8%
20,000,000	Agilent Technologies, Inc.	5.60%	08/22/24	19,935,979
15,000,000	Arrow Electronics, Inc.	5.80%	08/02/24	14,997,622
20,000,000	Arrow Electronics, Inc.	5.84%	08/05/24	19,987,248
15,000,000	Arrow Electronics, Inc.	5.84%	08/13/24	14,971,345
30,000,000	Flex Ltd.	6.01%	08/05/24	29,980,324
45,000,000	Jabil, Inc.	5.87%	08/01/24	45,000,000
15,000,000	Jabil, Inc.	5.92%	08/02/24	14,997,542
15,000,000	Jabil, Inc.	5.99%	08/09/24	14,980,397
				174,850,457
	Food — 0.6%
10,000,000	Campbell Soup Co.	5.66%	08/14/24	9,979,941
30,000,000	Conagra Brands, Inc.	5.65%	08/01/24	30,000,000
				39,979,941
	Household Products/Wares — 0.4%
25,000,000	Reckitt Benckiser Treasury Services PLC	5.60%	08/08/24	24,973,259
	Lodging — 1.0%
10,000,000	Marriott International, Inc.	5.66%	08/07/24	9,990,725
9,400,000	Marriott International, Inc.	5.66%	08/29/24	9,359,464
15,000,000	Marriott International, Inc.	5.61%	08/30/24	14,933,571
25,000,000	Marriott International, Inc.	5.62%	09/05/24	24,866,399
				59,150,159
	Mining — 0.5%
10,000,000	Glencore Funding LLC	5.82%	08/07/24	9,990,445
20,000,000	Glencore Funding LLC	5.60%	08/14/24	19,959,845
				29,950,290
	Miscellaneous Manufacturing — 0.5%
10,000,000	Parker-Hannifin Corp.	5.59%	08/20/24	9,971,048
20,000,000	Parker-Hannifin Corp.	5.60%	08/26/24	19,923,787
				29,894,835
	Oil & Gas — 0.9%
21,000,000	Canadian Natural Resources Ltd.	5.94%	08/19/24	20,938,880
13,000,000	Canadian Natural Resources Ltd.	5.94%	08/20/24	12,960,062
10,000,000	Canadian Natural Resources Ltd.	5.97%	08/26/24	9,959,375
10,000,000	Marathon Oil Corp.	5.92%	08/07/24	9,990,300
				53,848,617

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Packaging & Containers — 0.6%
$10,000,000	WRKCo, Inc.	5.61%	08/07/24	$9,990,814
4,600,000	WRKCo, Inc.	5.62%	08/12/24	4,592,246
20,000,000	WRKCo, Inc.	5.62%	08/20/24	19,941,785
				34,524,845
	Pipelines — 2.2%
20,000,000	Enbridge, Inc.	5.57%	08/02/24	19,996,954
65,000,000	Targa Resources Corp.	5.90%	08/01/24	65,000,000
17,200,000	TransCanada PipeLines Ltd.	5.58%	08/08/24	17,181,650
19,500,000	TransCanada PipeLines Ltd.	5.60%-5.63%	08/09/24	19,476,102
15,000,000	TransCanada PipeLines Ltd.	5.66%	08/27/24	14,939,949
				136,594,655
	Real Estate Investment Trusts — 1.6%
20,000,000	Alexandria Real Estate Equities, Inc.	5.58%	08/02/24	19,996,951
27,362,000	Crown Castle, Inc.	5.71%-5.87%	08/01/24	27,362,000
25,000,000	Crown Castle, Inc.	5.76%	08/06/24	24,980,035
27,000,000	Crown Castle, Inc.	5.76%	08/09/24	26,965,500
				99,304,486
	Retail — 2.1%
30,000,000	Alimentation Couche-Tard, Inc.	5.62%	08/16/24	29,931,113
20,000,000	Alimentation Couche-Tard, Inc.	5.60%	08/19/24	19,945,050
15,000,000	Alimentation Couche-Tard, Inc.	5.62%	08/27/24	14,940,335
65,000,000	Autodesk, Inc.	5.90%	08/01/24	65,000,000
				129,816,498
	Software — 1.1%
20,250,000	Fiserv, Inc.	5.59%	08/06/24	20,234,557
20,000,000	Fiserv, Inc.	5.59%	08/09/24	19,975,589
25,000,000	Fiserv, Inc.	5.60%	08/12/24	24,957,960
				65,168,106
	Telecommunications — 0.9%
19,000,000	AT&T, Inc.	5.63%	08/19/24	18,947,566
15,000,000	AT&T, Inc.	5.63%	08/28/24	14,937,907
20,000,000	AT&T, Inc.	5.62%	09/04/24	19,896,063
				53,781,536
	Transportation — 0.3%
20,000,000	Norfolk Southern Corp.	5.65%	08/13/24	19,963,003
	Total Commercial Paper			1,743,097,376
	(Cost $1,743,097,376)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 12.2%
	AMSR Trust
3,465,668	Series 2020-SFR2, Class A (a)	1.63%	07/17/37	3,342,951
9,950,452	Series 2020-SFR1, Class A (a)	1.82%	04/17/37	9,704,444

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Bank of America Auto Trust
$21,594,506	Series 2023-2A, Class A2 (a)	5.85%	08/17/26	$21,627,578
15,700,000	Series 2024-1A, Class A3 (a)	5.35%	11/15/28	15,889,218
	BMW Vehicle Lease Trust
15,283,596	Series 2023-1, Class A3	5.16%	11/25/25	15,269,318
7,711,718	Series 2023-2, Class A2	5.95%	08/25/25	7,719,944
30,000,000	Series 2024-1, Class A3	4.98%	03/25/27	30,040,602
	BMW Vehicle Owner Trust
7,865,720	Series 2023-A, Class A2A	5.72%	04/27/26	7,868,270
15,000,000	Series 2024-A, Class A3	5.18%	02/26/29	15,177,072
	Chase Auto Owner Trust
11,500,000	Series 2024-3A, Class A2 (a)	5.53%	09/27/27	11,539,392
	Citizens Auto Receivables Trust
14,423,951	Series 2024-1, Class A2A (a)	5.43%	10/15/26	14,420,687
10,000,000	Series 2024-2, Class A3 (a)	5.33%	08/15/28	10,088,520
	CoreVest American Finance Trust
16,756,771	Series 2020-2, Class A (a)	3.38%	05/15/52	16,424,841
	Dell Equipment Finance Trust
3,432,021	Series 2023-1, Class A2 (a)	5.65%	09/22/28	3,432,016
9,845,155	Series 2023-2, Class A2 (a)	5.84%	01/22/29	9,851,341
16,129,665	Series 2023-3, Class A2 (a)	6.10%	04/23/29	16,166,159
	Ford Credit Auto Owner Trust
2,911,115	Series 2022-C, Class A3	4.48%	12/15/26	2,896,242
3,827,839	Series 2023-A, Class A2A	5.14%	03/15/26	3,823,091
4,465,000	Series 2023-A, Class A3	4.65%	02/15/28	4,449,599
12,974,011	Series 2023-C, Class A2A	5.68%	09/15/26	12,989,510
10,000,000	Series 2024-A, Class A3	5.09%	12/15/28	10,086,158
	GM Financial Automobile Leasing Trust
3,209,722	Series 2023-2, Class A2A	5.44%	10/20/25	3,209,117
	GM Financial Consumer Automobile Receivables Trust
3,315,000	Series 2023-2, Class A3	4.47%	02/16/28	3,295,254
	Honda Auto Receivables Owner Trust
10,009,960	Series 2023-2, Class A2	5.41%	04/15/26	10,004,000
27,547,000	Series 2024-1, Class A3	5.21%	08/15/28	27,789,733
	Huntington Auto Trust
24,323,260	Series 2024-1A, Class A2 (a)	5.50%	03/15/27	24,336,275
	John Deere Owner Trust
447,324	Series 2022-C, Class A2	4.98%	08/15/25	447,134
5,161,777	Series 2023-A, Class A2	5.28%	03/16/26	5,158,018
17,705,339	Series 2023-B, Class A2	5.59%	06/15/26	17,708,537
10,973,951	Series 2023-C, Class A2	5.76%	08/17/26	10,986,909
18,000,000	Series 2024-A, Class A3	4.96%	11/15/28	18,130,871
	Kubota Credit Owner Trust
7,000,000	Series 2024-1A, Class A2 (a)	5.39%	01/15/27	7,013,912
	Mercedes-Benz Auto Lease Trust
5,791,468	Series 2023-A, Class A2	5.24%	11/17/25	5,788,321
10,525,000	Series 2023-A, Class A3	4.74%	01/15/27	10,483,372
	Mercedes-Benz Auto Receivables Trust
8,294,702	Series 2022-1, Class A3	5.21%	08/16/27	8,294,609
30,000,000	Series 2023-1, Class A3	4.51%	11/15/27	29,827,740

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Mercedes-Benz Auto Receivables Trust (Continued)
$19,485,121	Series 2023-2, Class A2	5.92%	11/16/26	$19,531,505
20,000,000	Series 2024-1, Class A3	4.80%	04/16/29	20,062,836
	Porsche Financial Auto Securitization Trust
14,152,933	Series 2023-2A, Class A2A (a)	5.88%	11/23/26	14,168,907
	T-Mobile US Trust
48,026,000	Series 2022-1A, Class A (a)	4.91%	05/22/28	47,885,418
24,675,000	Series 2024-1A, Class A (a)	5.05%	09/20/29	24,836,429
	Toyota Auto Receivables Owner Trust
7,883,023	Series 2023-B, Class A2A	5.28%	05/15/26	7,877,235
3,212,000	Series 2023-B, Class A3	4.71%	02/15/28	3,200,966
9,633,209	Series 2023-C, Class A2A	5.60%	08/17/26	9,639,301
25,388,384	Series 2023-D, Class A2A	5.80%	11/16/26	25,443,050
6,500,000	Series 2023-D, Class A3	5.54%	08/15/28	6,605,838
15,000,000	Series 2024-A, Class A3	4.83%	10/16/28	15,033,141
	Verizon Master Trust
26,140,000	Series 2022-6, Class A	3.67%	01/22/29	25,776,586
40,000,000	Series 2022-7, Class A1A, steps up to 5.98% on 11/20/24 (d)	5.23%	11/22/27	39,962,512
36,621,000	Series 2023-2, Class A	4.89%	04/13/28	36,525,471
7,500,000	Series 2024-1, Class A1A	5.00%	12/20/28	7,511,306
	Volkswagen Auto Lease Trust
22,500,000	Series 2024-A, Class A3	5.21%	06/21/27	22,670,339
	World Omni Auto Receivables Trust
1,236,138	Series 2022-C, Class A2	3.73%	03/16/26	1,234,692
	Total Asset-Backed Securities			753,246,287
	(Cost $749,920,444)
FOREIGN CORPORATE BONDS AND NOTES — 8.2%
	Banks — 4.5%
30,000,000	Bank of Montreal, Series H	4.25%	09/14/24	29,941,358
5,000,000	Banque Federative du Credit Mutuel S.A., SOFR Compounded Index + 0.41% (a) (b)	5.77%	02/04/25	5,000,632
15,000,000	Barclays PLC	3.65%	03/16/25	14,831,076
17,619,000	Cooperatieve Rabobank U.A.	1.38%	01/10/25	17,308,240
10,000,000	Cooperatieve Rabobank U.A.	5.04%	03/05/27	10,095,496
5,000,000	Danske Bank A/S (a) (c)	0.98%	09/10/25	4,974,970
5,000,000	Macquarie Group Ltd., SOFR + 0.71% (a) (b)	6.08%	10/14/25	5,001,053
5,000,000	National Bank of Canada, SOFR + 0.49% (b)	5.85%	08/06/24	5,000,168
14,885,000	NatWest Markets PLC, SOFR + 0.53% (a) (b)	5.89%	08/12/24	14,885,711
10,000,000	Royal Bank of Canada	5.66%	10/25/24	10,001,947
20,000,000	Royal Bank of Canada	4.95%	04/25/25	19,964,411
15,000,000	Royal Bank of Canada (c)	5.07%	07/23/27	15,051,446
10,000,000	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.44% (a) (b)	5.81%	09/16/24	10,002,792
25,000,000	Svenska Handelsbanken NY, SOFR + 0.23% (b)	5.56%	11/22/24	25,010,629
5,000,000	UBS AG/London, SOFR + 0.45% (a) (b)	5.81%	08/09/24	5,000,212
19,646,000	UBS AG/London, SOFR + 0.47% (a) (b)	5.84%	01/13/25	19,663,270
20,000,000	UBS AG/London	5.80%	09/11/25	20,167,591
20,000,000	UBS Group AG (a) (c)	4.49%	08/05/25	19,998,264
25,000,000	Westpac Banking Corp., SOFR + 0.30% (b)	5.63%	06/06/25	24,957,250
				276,856,516

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Beverages — 0.5%
$20,650,000	Bacardi Ltd. (a)	4.45%	05/15/25	$20,479,631
11,000,000	JDE Peet’s N.V. (a)	0.80%	09/24/24	10,905,930
				31,385,561
	Chemicals — 0.3%
20,000,000	Nutrien Ltd.	5.90%	11/07/24	20,004,059
	Cosmetics/Personal Care — 0.3%
20,000,000	Haleon UK Capital PLC	3.13%	03/24/25	19,702,320
	Food — 0.7%
25,080,000	Mondelez International Holdings Netherlands B.V. (a)	2.25%	09/19/24	24,963,269
9,955,000	Mondelez International Holdings Netherlands B.V. (a)	4.25%	09/15/25	9,870,202
10,000,000	Mondelez International Holdings Netherlands B.V. (a)	1.25%	09/24/26	9,280,996
				44,114,467
	Healthcare-Products — 0.3%
15,279,000	DH Europe Finance II Sarl	2.20%	11/15/24	15,136,696
	Healthcare-Services — 0.2%
13,000,000	Icon Investments Six DAC	5.81%	05/08/27	13,264,144
	Media — 0.2%
10,627,000	Thomson Reuters Corp.	3.35%	05/15/26	10,346,037
	Oil & Gas — 0.6%
15,000,000	Canadian Natural Resources Ltd.	3.90%	02/01/25	14,872,889
23,068,000	Canadian Natural Resources Ltd.	2.05%	07/15/25	22,359,838
				37,232,727
	Packaging & Containers — 0.2%
12,475,000	CCL Industries, Inc. (a)	3.25%	10/01/26	11,950,692
	Pharmaceuticals — 0.3%
20,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/25	19,943,077
	Transportation — 0.1%
5,000,000	Canadian Pacific Railway Co.	1.35%	12/02/24	4,930,693
	Total Foreign Corporate Bonds and Notes			504,866,989
	(Cost $504,193,109)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.9%
	Collateralized Mortgage Obligations — 0.1%
	Federal Home Loan Mortgage Corporation
1,734,285	Series 2017-4671, Class CA	3.50%	08/15/43	1,717,606
	Federal National Mortgage Association
1,417,631	Series 2014-20, Class NA	3.00%	06/25/33	1,375,807
1,019,043	Series 2015-28, Class GC	2.50%	06/25/34	988,427
308,565	Series 2017-18, Class VB	3.00%	05/25/40	306,924
				4,388,764
	Commercial Mortgage-Backed Securities — 2.8%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
12,412,218	Series 2014-K040, Class A2	3.24%	09/25/24	12,353,978
41,690,824	Series 2014-K041, Class A2	3.17%	10/25/24	41,442,810
35,579,681	Series 2015-K043, Class A2	3.06%	12/25/24	35,230,281
14,719,748	Series 2015-K045, Class A2	3.02%	01/25/25	14,536,684
21,649,988	Series 2015-K046, Class A2	3.21%	03/25/25	21,357,176

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$18,000,000	Series 2017-K728, Class AM	3.13%	08/25/24	$17,929,434
9,806,167	Series 2017-K729, Class A2	3.14%	10/25/24	9,733,122
1,352,640	Series 2017-KL1E, Class A1E	2.84%	02/25/27	1,312,054
19,636,202	Series 2018-K732, Class A2	3.70%	05/25/25	19,399,130
				173,294,669
	Pass-Through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
15	Pool G15435	5.00%	11/01/24	15
28	Pool G15821	5.00%	07/01/25	28
170	Pool G15874	5.00%	06/01/26	171
	Federal National Mortgage Association
1,699	Pool AE0812	5.00%	07/01/25	1,703
351	Pool AL5764	5.00%	09/01/25	351
176	Pool AL6212	4.50%	01/01/27	175
427	Pool AL6798	5.00%	09/01/25	428
3,388	Pool BM1299	5.00%	03/01/27	3,396
	Government National Mortgage Association
46	Pool 783524	5.00%	09/15/24	46
				6,313
	Total U.S. Government Agency Mortgage-Backed Securities			177,689,746
	(Cost $178,315,911)
U.S. GOVERNMENT BONDS AND NOTES — 2.5%
16,049,088	U.S. Treasury Inflation Indexed Bonds	0.13%	04/15/25	15,612,035
66,000,000	U.S. Treasury Note	4.63%	02/28/25	65,850,078
76,000,000	U.S. Treasury Note	3.88%	04/30/25	75,418,858
	Total U.S. Government Bonds and Notes			156,880,971
	(Cost $157,053,651)
MORTGAGE-BACKED SECURITIES — 0.5%
	Collateralized Mortgage Obligations — 0.5%
	BRAVO Residential Funding Trust
4,511,014	Series 2021-NQM1, Class A1 (a)	0.94%	02/25/49	4,078,694
	CIM Trust
887,918	Series 2019-INV1, Class A2, 30 Day Average SOFR + CSA + 1.00% (a) (b)	6.46%	02/25/49	868,647
525,569	Series 2019-INV2, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (b)	6.41%	05/25/49	508,794
4,179,061	Series 2019-INV3, Class A11, 30 Day Average SOFR + CSA + 0.95%, 5.50% Cap (a) (b)	5.50%	08/25/49	3,965,122
	COLT Mortgage Loan Trust
2,702,652	Series 2020-2R, Class A1 (a)	1.33%	10/26/65	2,450,266
	Credit Suisse Mortgage Trust
3,647,249	Series 2019-AFC1, Class A1 (a)	3.57%	07/25/49	3,488,036
3,669,179	Series 2020-NQM1, Class A1, steps up to 2.21% on 09/01/24 (a) (d)	1.21%	05/25/65	3,392,404
	GCAT Trust
2,164,826	Series 2020-NQM1, Class A1 (a)	3.25%	01/25/60	2,091,190

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust
$2,696,016	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	6.36%	02/25/50	$2,546,626
164,895	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.31%	03/25/50	156,421
1,985,613	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	6.41%	10/25/49	1,920,563
152,884	Series 2019-LTV3, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.31%	03/25/50	151,780
3,147,590	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.80%, 6.00% Cap (a) (b)	6.00%	07/25/50	3,037,949
225,499	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + CSA + 1.00%, 6.00% Cap (a) (b)	6.00%	06/25/50	223,895
	OBX Trust
1,553,292	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90%, 6.00% Cap (a) (b)	6.00%	12/25/49	1,466,609
	Residential Mortgage Loan Trust
96,556	Series 2019-3, Class A2 (a)	2.94%	09/25/59	94,956
	Starwood Mortgage Residential Trust
855,626	Series 2020-1, Class A1 (a)	2.28%	02/25/50	811,270
	Verus Securitization Trust
804,723	Series 2019-4, Class A2 (a)	3.85%	11/25/59	786,779
283,604	Series 2019-INV2, Class A2 (a)	4.12%	07/25/59	279,643
598,841	Series 2020-4, Class A2 (a)	2.91%	05/25/65	576,062
	Total Mortgage-Backed Securities			32,895,706
	(Cost $35,023,132)

	Total Investments — 100.8%			6,214,779,021
	(Cost $6,205,735,472)
	Net Other Assets and Liabilities — (0.8)%			(47,651,846)
	Net Assets — 100.0%			$6,167,127,175

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $629,317,383 or 10.2% of net assets.

(b)	Floating or variable rate security.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$2,846,101,946	$—	$2,846,101,946	$—
Commercial Paper*	1,743,097,376	—	1,743,097,376	—
Asset-Backed Securities	753,246,287	—	753,246,287	—
Foreign Corporate Bonds and Notes*	504,866,989	—	504,866,989	—
U.S. Government Agency Mortgage-Backed Securities	177,689,746	—	177,689,746	—
U.S. Government Bonds and Notes	156,880,971	—	156,880,971	—
Mortgage-Backed Securities	32,895,706	—	32,895,706	—
Total Investments	$6,214,779,021	$—	$6,214,779,021	$—

*	See Portfolio of Investments for industry breakout.